Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - RMB [Member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Period End Exchange Rate [Member]
Currency Exchange Rates [Line Items]
Currency exchange rates	7.1891	7.08
Average Exchange Rate [Member]
Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	6.7082
Period End Exchange Rate [Member]
Currency Exchange Rates [Line Items]
Currency exchange rates	0.9615	0.9009
Average Exchange Rate [Member]
Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	0.9456
Period End Exchange Rate [Member]
Currency Exchange Rates [Line Items]
Currency exchange rates	0.7937	0.7874
Average Exchange Rate [Member]
Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	0.807